Goodwill and intangible assets - Disclosure of sensitivity of the value in use to key judgements in the calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying value	£ 17,645
Value in use	27,042
Value in use exceeding carrying value	9,397
Retail Banking
Disclosure of information for cash-generating units [line items]
Carrying value	13,657
Value in use	19,961
Value in use exceeding carrying value	£ 6,304	£ 1,925
Discount rate	19.60%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (1,164)
100 bps decrease in terminal growth rate	(676)
50 bps increase to allocated capital rate	(428)
10% reduction in forecasted cash flows	(2,189)
Barclays US Consumer Bank
Disclosure of information for cash-generating units [line items]
Carrying value	3,988
Value in use	7,081
Value in use exceeding carrying value	£ 3,093	£ 480
Discount rate	16.80%
Sensitivity of key judgements
100 bps increase in the discount rate	£ (572)
100 bps decrease in terminal growth rate	(368)
50 bps increase to allocated capital rate	(229)
10% reduction in forecasted cash flows	£ (901)
Discount rate | Retail Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.074
Discount rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	0.080
Terminal growth rate | Retail Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.178)
Terminal growth rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.168)
Allocated capital rate | Retail Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	0.074
Allocated capital rate | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	0.067
Cash flows | Retail Banking
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.288)
Cash flows | Barclays US Consumer Bank
Sensitivity of key judgements
Change required to reduce headroom to zero	(0.343)